Document and Entity Information	Feb. 10, 2023
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001816581
Document Type	8-K/A
Document Period End Date	Feb. 10, 2023
Entity Registrant Name	Ouster, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39463
Entity Tax Identification Number	86-2528989
Entity Address, Address Line One	350 Treat Avenue
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94110
City Area Code	(415)
Local Phone Number	949-0108
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On February 10, 2023, Ouster, Inc., a Delaware corporation (“Ouster” or the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) reporting that on February 10, 2023, pursuant to an Agreement and Plan of Merger (the “Merger Agreement”) entered into on November 4, 2022 by the Company, Velodyne Lidar, Inc., a Delaware corporation (“Velodyne”), Oban Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of Ouster (“Merger Sub I”), and Oban Merger Sub II LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of Ouster (“Merger Sub II”), Merger Sub I merged with and into Velodyne (the “First Merger”), with Velodyne surviving the First Merger as a direct, wholly owned subsidiary of Ouster (the “Surviving Corporation”), and following the First Merger, the Surviving Corporation merged with and into Merger Sub II, with Merger Sub II surviving as a direct, wholly owned subsidiary of Ouster (the “Second Merger,” and together with the First Merger, the “Mergers”).
Common Stock 0.0001 Par Value Per Share 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	OUST
Security Exchange Name	NYSE
Warrants To Purchase Common Stock 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase common stock
Trading Symbol	OUST WS
Security Exchange Name	NYSE
Warrants To Purchase Common Stock Expiring 20252 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase common stock expiring 2025
Trading Symbol	OUST WSA
Security Exchange Name	NYSEAMER